Deferred Tax - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets and liabilities [Line Items]
Deferred tax assets recognized for tax losses, gross	€ 1,894	€ 2,439
Unused tax credits [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets recognized for tax losses, tax	597	661
Tax losses and credits carried forward [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets recognized for tax losses, gross	2,295	3,577
Deferred tax assets recognized for tax losses, tax	€ 515	€ 787